Finance Receivables	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Finance Receivables
Finance receivables
Finance receivables consist of receivables in relation to sales-type leases. The following table lists the components of the finance receivables as of December 31, 2018 and 2017:

As of December 31	2017[1]	2018
(in millions)	EUR	EUR
Finance receivables, gross	225.1	893.7
Unearned interest	(6.6)	(7.5)
Finance receivables, net	218.5	886.2
Current portion of finance receivables, gross	62.1	613.3
Current portion of unearned interest	(3.0)	(2.2)
Non-current portion of finance receivables, net	159.4	275.1

1.
As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.

The increase in finance receivables as of December 31, 2018 compared to December 31, 2017 was mainly caused by an increase in the number of sales-type leases, as well as a change in the mix towards more high-end systems.
At December 31, 2018, finance receivables, gross due for payment in each of the next 5 years and thereafter are as follows:

(in millions)	EUR

2019	613.3
2020	250.6
2021	7.2
2022	22.6
2023	—
Thereafter	—
Finance receivables, gross	893.7

Gross profit recognized at the commencement date of the lease for our sales-type leases amounts to EUR 446.5 million during 2018 (2017: EUR 247.4 million; 2016: EUR 390.1 million). Interest income for our sales-type leases in 2018 amounts to EUR 4.9 million (2017: EUR 4.0 million; 2016: EUR 6.3 million).
We perform ongoing credit evaluations on our customers’ financial condition. We periodically review whether an allowance for credit losses is needed by considering factors such as historical payment experience, credit quality, the aging of the finance receivables balances, and current economic conditions that may affect a customer’s ability to pay. In 2018, 2017 and 2016 we did not record any expected credit losses from finance receivables. As of December 31, 2018, the finance receivables were neither past due nor impaired.